Property, Plant and Equipment - Summary of Property Plant and Equipment by Class of Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 157,383	$ 176,650
Adoption of IFRS 16	26,575
Additions	10,530	10,468
Additions to / review of estimates of decommissioning costs	5,497	4,778
Capitalized borrowing costs	1,336	1,810
Reimbursement under the Transfer of Rights Agreement	(8,319)
Write-offs	(816)	(431)
Transfers	1,072	(954)
Transfers to assets held for sale	(8,909)
Depreciation, amortization and depletion	(16,112)	(11,916)
Impairment recognition	(3,657)	(2,678)
Impairment reversal	775	558
Cumulative translation adjustment	(6,090)	(20,902)
Closing Balance	159,265	157,383
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Adoption of IFRS 16	26,575
Additions	2,332
Reimbursement under the Transfer of Rights Agreement	0
Write-offs	(21)
Transfers	126
Transfers to assets held for sale	(1,339)
Depreciation, amortization and depletion	(5,019)
Impairment recognition	(161)
Cumulative translation adjustment	(905)
Closing Balance	$ 21,588
Weighted average of useful life in years	8 years
Bottom of range [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average of useful life in years	2 years
Top of range [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average of useful life in years	47 years
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 242,607
Closing Balance	245,888	242,607
Cost [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing Balance	26,440
Accumulated depreciation, amortization and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(85,224)
Closing Balance	(86,623)	(85,224)
Accumulated depreciation, amortization and depletion [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing Balance	(4,852)
Land buildings and improvement [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,210	6,665
Additions		4
Write-offs	(3)	(61)
Transfers	478	(93)
Transfers to assets held for sale	(803)
Depreciation, amortization and depletion	(231)	(359)
Impairment recognition	(2)
Cumulative translation adjustment	(199)	(946)
Closing Balance	$ 4,450	5,210
Weighted average of useful life in years	40 years
Land buildings and improvement [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average of useful life in years	25 years
Land buildings and improvement [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average of useful life in years	50 years
Land buildings and improvement [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 7,829
Closing Balance	6,856	7,829
Land buildings and improvement [member] | Accumulated depreciation, amortization and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,619)
Closing Balance	(2,406)	(2,619)
Equipment and other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	76,028	75,002
Additions	2,784	1,751
Write-offs	(92)	(16)
Transfers	6,055	13,720
Transfers to assets held for sale	(4,942)
Depreciation, amortization and depletion	(6,106)	(6,529)
Impairment recognition	(1,298)	(742)
Impairment reversal	236	309
Cumulative translation adjustment	(2,287)	(7,467)
Closing Balance	$ 70,378	76,028
Weighted average of useful life in years	20 years
Equipment and other assets [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average of useful life in years	3 years
Equipment and other assets [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average of useful life in years	31 years
Equipment and other assets [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 128,711
Closing Balance	119,993	128,711
Equipment and other assets [member] | Accumulated depreciation, amortization and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(52,683)
Closing Balance	(49,615)	(52,683)
Assets under construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	28,926	42,521
Adoption of IFRS 16	50,130
Additions	5,269	8,707
Capitalized borrowing costs	1,336	1,810
Write-offs	(293)	(327)
Transfers	(10,466)	(18,667)
Transfers to assets held for sale	(621)
Impairment recognition	(1,453)	(250)
Impairment reversal	80	23
Cumulative translation adjustment	(826)	(4,891)
Closing Balance	21,952	28,926
Assets under construction [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	28,926
Closing Balance	21,952	28,926
Exploration and development costs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	47,219	52,462
Additions	145	6
Additions to / review of estimates of decommissioning costs	5,497	4,778
Reimbursement under the Transfer of Rights Agreement	(8,319)
Write-offs	(407)	(27)
Transfers	4,879	4,086
Transfers to assets held for sale	(1,204)
Depreciation, amortization and depletion	(4,756)	(5,028)
Impairment recognition	(743)	(1,686)
Impairment reversal	459	226
Cumulative translation adjustment	(1,873)	(7,598)
Closing Balance	40,897	47,219
Exploration and development costs [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	77,141
Closing Balance	70,647	77,141
Exploration and development costs [member] | Accumulated depreciation, amortization and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(29,922)
Closing Balance	$ (29,750)	$ (29,922)